Short-term debt and current portion of long-term debt	12 Months Ended
Mar. 31, 2012
Short-term debt and current portion of long-term debt

14. Short-term debt and current portion of long-term debt

Short-term debt comprises:

	As of March 31,
	2011		2012
	(In millions)
Buyers credit	Rs.	1,262	Rs.	1,258	US$	25
Post-shipment loans		70		—		—
Other bank loans		12,331		9,798		193
Current portion of long-term debt		9,064		5,061		99

Total		22,727		16,117		317

Maximum amount of bank debt outstanding during the year		13,778		15,075		296
Weighted average interest rate		2.95%		2.57%
Unutilized lines of short-term credit		3,272		5,921		116